VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—1.4%
Brazil—1.4%
Gerdau S.A., 14.070%	348,915	$ 1,742
Total Preferred Stock (Identified Cost $1,583)		1,742

Common Stocks—93.9%
Bermuda—1.6%
Jardine Matheson Holdings Ltd.	21,000	1,022
Kunlun Energy Co., Ltd.	1,190,000	929
		1,951

Brazil—5.0%
Ambev S.A.	375,200	1,064
Banco do Brasil S.A.	142,900	1,103
CPFL Energia S.A.	190,900	1,194
Klabin S.A.	334,100	1,193
Vale S.A.	94,600	1,495
		6,049

Cayman Islands—1.7%
Greentown China Holdings Ltd.	640,000	828
Vipshop Holdings Ltd. ADR(1)	82,475	1,252
		2,080

China—27.6%
Alibaba Group Holding Ltd.(1)	214,900	2,722
Bank of Jiangsu Co., Ltd. Class A	1,789,000	1,830
BYD Co., Ltd. Class H	25,000	735
China Energy Engineering Corp., Ltd. Class A	3,232,500	1,134
China Railway Group Ltd. Class A	878,600	879
China Railway Signal & Communication Corp., Ltd. Class H	2,049,000	755
China State Construction Engineering Corp., Ltd. Class A	1,637,500	1,381
ENN Natural Gas Co., Ltd. Class A	826,000	2,506
Industrial & Commercial Bank of China Ltd. Class H	1,394,000	741
Meituan Class B(1)	28,530	518
NetEase, Inc.	47,400	837
Nongfu Spring Co., Ltd. Class H	422,200	2,434
People’s Insurance Co. Group of China Ltd. (The) Class H	3,589,000	1,197
	Shares	Value

China—continued
PetroChina Co., Ltd. Class H	8,070,000	$ 4,767
Postal Savings Bank of China Co., Ltd. Class H	1,858,000	1,102
Sinotrans Ltd. Class A	1,043,370	632
Tencent Holdings Ltd.	110,400	5,395
Yum China Holdings, Inc.	64,626	4,097
		33,662

Hong Kong—0.8%
CSPC Pharmaceutical Group Ltd.	940,000	922
India—11.0%
Axis Bank Ltd.	80,240	841
GAIL India Ltd.	1,243,112	1,595
HDFC Bank Ltd.	43,999	865
ICICI Bank Ltd. Sponsored ADR	60,931	1,315
Infosys Ltd.	30,209	528
ITC Ltd.	785,578	3,676
Mahindra & Mahindra Ltd.	37,338	528
Oil & Natural Gas Corp., Ltd.	661,691	1,219
Power Finance Corp., Ltd.	700,462	1,297
State Bank of India	171,756	1,098
Tata Consultancy Services Ltd.	13,400	525
		13,487

Indonesia—2.6%
Astra International Tbk PT	2,421,600	970
Bank Central Asia Tbk PT	1,269,300	743
Bank Mandiri Persero Tbk PT	2,047,800	1,410
		3,123

Mexico—4.4%
Coca-Cola Femsa SAB de C.V.	139,210	1,119
Grupo Aeroportuario del Pacifico SAB de C.V. Class B	115,800	2,259
Grupo Financiero Banorte SAB de C.V. Class O	232,000	1,953
		5,331

Russia—0.0%
Gazprom PJSC(2)	1,323,341	2
LUKOIL PJSC Sponsored ADR(1)(2)	55,455	—(3)
		2

Saudi Arabia—0.5%
Leejam Sports Co. JSC	22,281	623
South Africa—2.7%
Absa Group Ltd.	116,659	1,191
Sibanye Stillwater Ltd. ADR	172,240	1,433
	Shares	Value

South Africa—continued
Woolworths Holdings Ltd.	182,017	$ 654
		3,278

South Korea—12.8%
DB HiTek Co., Ltd.	54,906	3,078
GS Engineering & Construction Corp.	53,633	856
Hana Financial Group, Inc.	21,932	687
Hanwha Aerospace Co., Ltd.	28,857	2,198
Kia Corp.	40,297	2,515
Samsung C&T Corp.	11,503	958
Samsung Electronics Co., Ltd.	53,350	2,638
SK Hynix, Inc.	17,239	1,180
SK, Inc.	11,368	1,515
		15,625

Taiwan—16.6%
Asustek Computer, Inc.	69,000	619
Compeq Manufacturing Co., Ltd.	1,078,000	1,650
CTBC Financial Holding Co., Ltd.	1,156,000	832
Gigabyte Technology Co., Ltd.	345,000	1,521
Hon Hai Precision Industry Co., Ltd.	259,000	887
Micro-Star International Co., Ltd.	310,000	1,473
Novatek Microelectronics Corp.	317,000	4,505
Taiwan Semiconductor Manufacturing Co., Ltd.	499,000	8,745
		20,232

Thailand—1.2%
Banpu PCL Foreign Shares	2,942,800	931
Tipco Asphalt PCL Foreign Shares	1,038,200	595
		1,526

Turkey—2.1%
BIM Birlesik Magazalar AS	176,178	1,366
KOC Holding AS	307,924	1,228
		2,594

United Arab Emirates—0.4%
Emirates NBD Bank PJSC	134,956	483
See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

United States—2.9%
Starbucks Corp.	34,345	$ 3,576
Total Common Stocks (Identified Cost $106,096)		114,544

Total Long-Term Investments—95.3% (Identified Cost $107,679)		116,286

Short-Term Investment—3.1%
Money Market Mutual Fund—3.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(4)	3,827,291	3,827
Total Short-Term Investment (Identified Cost $3,827)		3,827

TOTAL INVESTMENTS—98.4% (Identified Cost $111,506)		$120,113
Other assets and liabilities, net—1.6%		1,965
NET ASSETS—100.0%		$122,078
Abbreviations:
ADR	American Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Amount is less than $500.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	28%
Taiwan	17
South Korea	13
India	11
Brazil	7
United States	6
Mexico	4
Other	14
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$114,544	$28,598	$85,944	$2
Preferred Stock	1,742	1,742	—	—
Money Market Mutual Fund	3,827	3,827	—	—
Total Investments	$120,113	$34,167	$85,944	$2
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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